ACQUISITION	12 Months Ended
Dec. 31, 2023
ACQUISITION [Abstract]
ACQUISITION
NOTE 3 - ACQUISITION
In October 2021, the Company acquired 100% of the ownership in T Media Tech LLC for a nominal value. The results of T Media Tech LLC since October 13, 2021 are included in the Company’s Consolidated Statement of Operations. Pro forma results have not been presented as the acquisition is not considered individually significant to the consolidated results of the Company.